10. FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements Tables
Schedule of Warrant terms

The Warrants outstanding at September 30, 2017 have the following terms:

	Issuance Date	Number of Common Shares	Per Share Exercise Price	Remaining Term (Months)	Expiration Date
Series G Warrants	November 4, 2016	750,000	$9.22	4	January 31, 2018
Series H Warrants	November 4, 2016	250,000	$9.22	16	January 31, 2019
Series I Warrants	November 4, 2016	250,000	$9.22	28	January 31, 2020

The Warrants have the following terms:

	Issuance Date	Number of Common Shares	Initial Per Share Exercise Price	Initial Term (Years)	Expiration Date
Series G Warrants	November 4, 2016	750,000	$10.00	1.2	January 31, 2018
Series H Warrants	November 4, 2016	250,000	$12.00	2.2	January 31, 2019
Series I Warrants	November 4, 2016	250,000	$14.00	3.2	January 31, 2020
Series J Warrants	December 29, 2016	1,085,000	$0.03	4	December 29, 2020
Series K Warrants	December 29, 2016	85,000	$0.03	4	December 29, 2020

Schedule of determined the fair values of the Warrants

The Company determined the fair values of the Warrants by using the following key inputs to the Monte Carlo Simulation model at September 30, 2017:

	As of September 30, 2017
Inputs	Series G	Series H	Series I
Volatility (1)	71.2%	67.0%	76.3%
Expected term (years)	0.33	1.33	2.33
Risk free interest rate	1.107%	1.363%	1.520%
Common stock price	$8.40	$8.40	$8.44
Exercise price	$9.22	$9.22	$9.22

(1)

“Level 3” input.

The Company’s management determined the fair value of the warrant liability as of December 31, 2016 by using a Monte Carlo simulation model with the following key inputs:

	As of December 31, 2016
Inputs	Series G	Series H	Series I	Series J	Series K
Volatility(1)	63.6%	79.1%	70.8%	65.8%	65.8%
Expected term (years)	1.08	2.08	3.08	4	4
Risk free interest rate	.879%	1.223%	1.489%	1.699%	1.699%
Common stock price	$12.00	$12.00	$12.00	$12.00	$12.00
Exercise price	$10.00	$12.00	$14.00	$0.03	$0.03

(1)

“Level 3” input.

Schedule of Warrants, which measured at fair value categorized

For the Warrants, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from December 31, 2016 to September 30, 2017:

	Warrants “G”, “H” and “I”	Warrants “J” and “K”	Total
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	$6,393,936	$14,011,254	$20,405,190
Change in fair value (gain) reported in the statements of operations	(3,619,353)	(4,066,254)	(7,685,607)
Exercise of “J” and “K” Warrants	—	(9,945,000)	(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$2,774,583	$—	$2,774,583

Schedule of Fair value

The Company determined the fair value by using the following key inputs to the Black-Scholes Option Pricing Model:

Inputs	On the date of Acquisition (March 30, 2017)	As of September 30, 2017
Equity Volatility estimate	75%	82.5%
Discount rate based on US Treasury obligations	0.12%-1.70%	1.04%-1.62%

For the Put Rights, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from the date of acquisition (March 30, 2017) to September 30, 2017:

Beginning fair value balance on the Acquisition Date (March 30, 2017)	$3,800,000
Change in fair value (loss) reported in the statements of operations	(100,000)
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$3,700,000

Schedule of Estimated EBITDA

The Company determined the fair value by using the following key inputs to the Monte Carlo Simulation Model:

Inputs	On the date of Acquisition (March 30, 2017)	As of September 30, 2017
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.03% -1.55%	1.31% - 1.62%
Annual Asset Volatility Estimate	72.5%	80%
Estimated EBITDA	$3,600,000 - $3,900,000	$3,600,000 - $3,900,000

For the Contingent Consideration, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from the date of acquisition (March 30, 2017) to September 30, 2017:

Beginning fair value balance on the Acquisition Date (March 30, 2017)	$3,627,000
Change in fair value reported in the statements of operations	346,000
Ending fair value balance reported in the condensed consolidated balance sheet at September 30, 2017	$3,973,000